Unaudited Condensed Consolidated Interim Income Statement - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Profit or loss [abstract]
Revenue	£ 5,582.7	£ 6,368.2	[1]	£ 13,234.1
Costs of services	(4,804.7)	(5,328.8)	[1]	(10,825.1)
Gross profit	778.0	1,039.4		2,409.0
General and administrative costs	(3,231.4)	(443.1)	[1]	(1,113.1)
Operating (loss)/profit	(2,453.4)	596.3		1,295.9
Share of results of associates	(51.9)	1.5	[1]	14.7
(Loss)/profit before interest and taxation	(2,505.3)	597.8		1,310.6
Finance and investment income	51.2	41.8		99.0
Finance costs	(157.3)	(180.1)		(359.1)
Revaluation of financial instruments	30.0	(50.5)		(68.4)
(Loss)/profit before taxation	(2,581.4)	409.0		982.1
Taxation	(24.0)	(109.3)		(275.0)
(Loss)/profit for the period from continuing operations	(2,605.4)	299.7		707.1
Profit for the period from discontinued operations	3.1	49.7		10.8
(Loss)/profit for the period	(2,602.3)	349.4		717.9
Attributable to:
Continuing operations	(2,626.5)	269.2		627.9
Discontinued operations	(6.8)	43.2		(3.8)
Total Equity holders of the parent	(2,633.3)	312.4		624.1
Continuing operations	21.1	30.5		79.2
Discontinued operations	9.9	6.5		14.6
Non-controlling interests	31.0	37.0		93.8
(Loss)/profit for the period	£ (2,602.3)	£ 349.4		£ 717.9
Earnings per share
Basic earnings per ordinary share	£ (2.150)	£ 0.250		£ 0.499
Diluted earnings per ordinary share	(2.150)	0.248		0.495
Basic earnings (loss) per share from continuing operations	(2.145)	0.215		0.502
Diluted earnings (loss) per share from continuing operations	£ (2.145)	£ 0.214		£ 0.498

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.